Financial Instruments - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2022 HKD ($)	Apr. 30, 2021 HKD ($)
Financial assets at FVTPL - unlisted equity securities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	5.00%	5.00%
Percentage of reasonably possible decrease in unobservable input, assets	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 804	$ 1,317
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 850	1,352
Movie Income Right Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 5,420	6,140
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 4,730	$ 5,384
Historical volatility for shares, measurement input [member] | Financial assets at FVTPL - unlisted equity securities [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	57.4
Historical volatility for shares, measurement input [member] | Financial assets at FVTPL - unlisted equity securities [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	68.6
Historical volatility for shares, measurement input [member] | Financial assets at FVTPL - unlisted equity securities [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		34.2
Historical volatility for shares, measurement input [member] | Financial assets at FVTPL - unlisted equity securities [Member] | Level 3 of fair value hierarchy [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		68.5
Discount rate, measurement input [member] | Movie Income Right Investments [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		10.4
Discount rate, measurement input [member] | Movie Income Right Investments [Member] | Level 3 of fair value hierarchy [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		12.59